Provisions - Disclosure of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of other provisions [table]
Other provisions at beginning of period	€ 454
Increases	432
Decreases	0
Other provisions at end of period	887
Non-current provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	414
Increases	42
Decreases	0
Other provisions at end of period	457
Lump-sum retirement benefits
Disclosure of other provisions [table]
Other provisions at beginning of period	414
Increases	42
Decreases	0
Other provisions at end of period	457
Current provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	40
Increases	390
Decreases	0
Other provisions at end of period	430
Provisions for disputes
Disclosure of other provisions [table]
Other provisions at beginning of period	40
Increases	390
Decreases	0
Other provisions at end of period	430
Provision for charges
Disclosure of other provisions [table]
Other provisions at beginning of period	0
Increases	0
Decreases	0
Other provisions at end of period	€ 0